Transaction On Pipeline Restructuring - Summary of Disposal Transactions on Pipeline Restructuring (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Disclosure of Detailed Information About Disposal Transactions On Pipeline Restructuring Activities Explanatory [Line Items]
Gain on Pipeline restructuring		¥ 46,946
Disposal of Pipeline [Member]
Disclosure of Detailed Information About Disposal Transactions On Pipeline Restructuring Activities Explanatory [Line Items]
Current assets	¥ 36,573
Non-current Assets	319,874
Total assets	356,447
Current liabilities	36,886
Non-current Liabilities	61,611
Total liabilities	98,497
Net assets	257,950
Net assets attributable to the Company	200,525
Consideration	247,471
Gain on Pipeline restructuring	¥ 46,946